PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Reconciliation of Defined Benefit Obligations and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	$ 1,241	$ 1,194	$ 1,096
Interest cost (income)	428	484	621
Administration expenses	(275)	(379)	(422)
Funded status – deficit	12,268	16,802
Pension plans
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	1,177	1,132	1,036
Interest cost (income)	363	404	515
Actuarial losses (gains) from demographic assumptions	225	(666)	(542)
Actuarial (gains) losses from financial assumptions	(5,654)	9,561	10,924
Experience losses (gains)	1	282	692
Return on plan assets (excluding amounts included in net interest expense)	(332)	8,494	11,789
Administration expenses	(275)	(379)	(422)
Funded status – deficit	9,542	13,784
Pension plans | Defined benefit obligations
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset), balance beginning of year	100,209	91,148
Current service cost	1,177	1,132
Interest cost (income)	2,230	2,701
Benefits paid	(4,561)	(4,456)
Actuarial losses (gains) from demographic assumptions	225	(666)
Actuarial (gains) losses from financial assumptions	(5,654)	9,561
Experience losses (gains)	1	282
Foreign exchange rate adjustment	(30)	507
Net defined benefit liability (asset), balance end of year	93,597	100,209	91,148
Pension plans | Fair value of plan assets
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset), balance beginning of year	(86,425)	(79,003)
Interest cost (income)	(1,867)	(2,297)
Benefits paid	4,561	4,456
Foreign exchange rate adjustment	37	(415)
Return on plan assets (excluding amounts included in net interest expense)	(332)	8,494
Contributions by the employer	968	1,051
Administration expenses	(275)	(379)
Net defined benefit liability (asset), balance end of year	(84,055)	(86,425)	(79,003)
Other plans
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	64	62	60
Interest cost (income)	65	80	106
Actuarial losses (gains) from demographic assumptions	1	(4)	17
Actuarial (gains) losses from financial assumptions	(155)	105	209
Experience losses (gains)	(55)	(88)	(273)
Return on plan assets (excluding amounts included in net interest expense)	0	0	0
Administration expenses	0	0	0
Funded status – deficit	2,726	3,018
Other plans | Defined benefit obligations
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset), balance beginning of year	3,018	2,907
Current service cost	64	62
Interest cost (income)	65	80
Benefits paid	(210)	(78)
Actuarial losses (gains) from demographic assumptions	1	(4)
Actuarial (gains) losses from financial assumptions	(155)	105
Experience losses (gains)	(55)	(88)
Foreign exchange rate adjustment	(2)	34
Net defined benefit liability (asset), balance end of year	2,726	3,018	2,907
Other plans | Fair value of plan assets
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset), balance beginning of year	0	0
Interest cost (income)	0	0
Benefits paid	210	78
Foreign exchange rate adjustment	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Contributions by the employer	210	78
Administration expenses	0	0
Net defined benefit liability (asset), balance end of year	$ 0	$ 0	$ 0